RESTRICTED CASH	12 Months Ended
Mar. 31, 2015
Restricted Cash and Investments [Abstract]
Restricted Cash [Text Block]
7.	RESTRICTED CASH

Restricted cash represents certain bank deposits of a subsidiary pledged for banking facilities of a subsidiary. The banking facilities are secured by guarantees given by the Company. As of March 31, 2014, the Group pledged bank deposits of $643 to banks to secure short term banking facilities granted. No bank deposit has been pledged for the year ended March 31, 2015.

	As of March 31,
	2014	2015
	$	$

Maximum credit facilities available to the Group	2,570	-

Amount utilized	805	-